Shareholder' equity - Additional Information (Details) € / shares in Units, € in Thousands			12 Months Ended
	Jul. 28, 2023 € / shares	Jul. 28, 2022 € / shares	Dec. 31, 2023 EUR (€) vote € / shares shares	Dec. 31, 2022 EUR (€) shares		Dec. 31, 2021 EUR (€) shares		Dec. 31, 2020 EUR (€) [1]
Disclosure of reserves within equity [line items]
Reserves subject to restrictions on distributions			€ 17,856	€ 22,183
Reserves related to capitalized development costs			4,277	3,095
Total equity			€ 900,896	732,321	[1]	€ 644,304	[1]	€ 645,034
Number of shares issued (in shares) | shares			468,450
Par value per share (in EUR per share) | € / shares			€ 0.02
Dividends paid (in EUR per share) | € / shares	€ 0.10	€ 0.09
Dividends recognised as distributions to owners			€ 31,099	€ 26,039		€ 650
Ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares			302,704,726	296,943,659		296,943,659
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares) | shares			52,394,463	54,140,913
Dondi non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves			€ 21,459	€ 21,459
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves			€ 162,066	€ 162,066
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares			154,981,350	0		0
Share holding period for conversion			2 years
Number of votes per share | vote			1
Special Voting Shares B
Disclosure of reserves within equity [line items]
Share holding period for conversion			5 years
Number of votes per share | vote			4
Special Voting Shares C
Disclosure of reserves within equity [line items]
Share holding period for conversion			10 years
Number of votes per share | vote			9
Share capital
Disclosure of reserves within equity [line items]
Total equity			€ 9,154	€ 5,939	[1]	€ 5,939	[1]	4,300
Treasury shares
Disclosure of reserves within equity [line items]
Total equity			(436,622)	(451,174)	[1]	(455,000)	[1]	(76,624)
Total equity attributable to shareholders of the Parent Company
Disclosure of reserves within equity [line items]
Total equity			840,294	678,949	[1]	601,210	[1]	€ 601,764
Dividends recognised as distributions to owners			€ 25,031	€ 21,852		€ 102

[1]
(*) Starting with the Semi-Annual Condensed Consolidated Financial Statements at June 30, 2023 and for the six months ended June 30, 2023 and 2022, in the consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain comparative period amounts above have been reclassified compared to the amounts presented in the Group’s 2022 consolidated financial statements.